TAXATION	3 Months Ended
Sep. 30, 2023
TAXATION
TAXATION

7.    TAXATION

Taxes on income in the interim periods are accrued using the tax rate that would be applicable to expected total annual earnings.

	09/30/2023	09/30/2022
Current tax expense	(6,457,134)	(6,020,201)
Deferred tax	6,028,094	1,007,558
Total	(429,040)	(5,012,643)

	09/30/2023	09/30/2022
Beginning of the period deferred tax	(28,472,383)	(24,994,569)
Additions for business combination	—	(16,704,770)
Charge for the period	6,028,094	1,007,558
Conversion difference	(3,718,889)	(261,014)
Total net deferred tax	(26,163,178)	(40,952,795)

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follows:

	09/30/2023	09/30/2022
Earning before income tax-rate	(2,249,424)	8,924,643
Income tax expense by applying tax rate in force in the respective countries	(1,721,853)	(5,739,069)
Share of profit or loss of subsidiaries, joint ventures and associates	530,177	313,280
Stock options charge	(1,226,796)	(57,818)
Non-deductible expenses	(383,074)	(805,883)
Unrecognized deferred tax	—	(895,896)
Tax inflation adjustment	4,826,023	1,822,594
Result of inflation effect on monetary items and other finance results	(2,352,623)	213,857
Others	(100,894)	136,292
Income tax expenses	(429,040)	(5,012,643)